UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

November 30, 2015

1.9862232.101

T12-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 94.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 10.7%
Automobiles – 0.7%
General Motors Co. 5.20% 4/1/45	$200,000	$191,390

Diversified Consumer Services – 0.0%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	12,000	11,867

Hotels, Restaurants & Leisure – 0.8%
McDonald’s Corp. 6.30% 3/1/38	200,000	232,862

Household Durables – 2.4%
DR Horton, Inc. 3.75% 3/1/19	425,000	434,031
Toll Brothers Finance Corp. 4.375% 4/15/23	255,000	250,155

		684,186

Media – 6.8%
Comcast Corp. 4.50% 1/15/43	306,000	310,697
Discovery Communications LLC 4.875% 4/1/43	255,000	216,518
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 10/1/20	323,000	328,249
Time Warner Cable, Inc.:
4.50% 9/15/42	100,000	81,423
5.85% 5/1/17	765,000	802,173
6.20% 3/15/40	221,000	248,527

		1,987,587

TOTAL CONSUMER DISCRETIONARY		3,107,892

CONSUMER STAPLES – 2.8%
Beverages – 1.5%
Constellation Brands, Inc. 3.75% 5/1/21	425,000	430,313

Food & Staples Retailing – 0.8%
CVS Health Corp.:
1.90% 7/20/18	27,000	27,156
2.80% 7/20/20	26,000	26,400
3.50% 7/20/22	15,000	15,408
4.875% 7/20/35	150,000	156,946

		225,910

Food Products – 0.1%
The JM Smucker Co. 2.50% 3/15/20	47,000	46,920

Tobacco – 0.4%
Reynolds American, Inc.:
3.25% 6/12/20	12,000	12,293
4.00% 6/12/22	10,000	10,402
4.45% 6/12/25	48,000	50,431
5.70% 8/15/35	8,000	8,804
5.85% 8/15/45	34,000	38,079

		120,009

TOTAL CONSUMER STAPLES		823,152

	Principal Amount	Value
ENERGY – 17.1%
Energy Equipment & Services – 3.2%
DCP Midstream LLC 5.85% 5/21/43 (a)(b)	$400,000	$316,000
El Paso Pipeline Partners Operating Co. LLC 5.00% 10/1/21	238,000	226,071
Ensco PLC:
5.20% 3/15/25	16,000	13,187
5.75% 10/1/44	16,000	12,399
Halliburton Co. 3.375% 11/15/22	150,000	150,855
TransCanada PipeLines Ltd. 4.625% 3/1/34	238,000	227,931

		946,443

Oil, Gas & Consumable Fuels – 13.9%
Anadarko Petroleum Corp. 6.375% 9/15/17	374,000	400,206
Apache Corp. 4.25% 1/15/44	125,000	112,399
Canadian Natural Resources Ltd. 3.90% 2/1/25	172,000	162,268
Cenovus Energy, Inc. 5.70% 10/15/19	27,000	29,164
Chesapeake Energy Corp. 6.125% 2/15/21	289,000	122,825
EnLink Midstream Partners LP 2.70% 4/1/19	255,000	245,556
Noble Energy, Inc. 5.05% 11/15/44	200,000	181,079
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	306,000	304,470
5.375% 1/27/21	306,000	243,943
Petroleos Mexicanos:
5.50% 6/27/44	200,000	165,000
5.625% 1/23/46 (a)	165,000	138,600
6.00% 3/5/20	374,000	402,877
Phillips 66 Co. 4.875% 11/15/44	170,000	167,573
Shell International Finance BV:
3.25% 5/11/25	200,000	198,938
4.125% 5/11/35	200,000	198,524
Southwestern Energy Co. 4.95% 1/23/25	100,000	82,394
Talisman Energy, Inc. 5.50% 5/15/42	238,000	190,205
The Williams Companies., Inc. 5.75% 6/24/44	255,000	182,056
Weatherford International Ltd. 5.95% 4/15/42	221,000	139,782
Williams Partners LP 3.35% 8/15/22	425,000	362,231

		4,030,090

TOTAL ENERGY		4,976,533

FINANCIALS – 50.2%
Banks – 17.2%
Bank of America Corp.:
4.20% 8/26/24	255,000	257,507
4.25% 10/22/26	40,000	40,137
6.00% 9/1/17	510,000	546,806

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Barclays PLC 2.75% 11/8/19	$200,000	$200,223
BPCE S.A. 5.15% 7/21/24 (a)	224,000	231,301
CIT Group, Inc. 3.875% 2/19/19	425,000	425,531
Citigroup, Inc. 4.40% 6/10/25	400,000	406,784
Citizens Financial Group, Inc. 4.35% 8/1/25	145,000	145,816
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 4.625% 12/1/23	256,000	266,815
Discover Bank 3.20% 8/9/21	256,000	253,583
Fifth Third Bancorp 8.25% 3/1/38	170,000	245,517
JPMorgan Chase & Co.:
4.125% 12/15/26	300,000	303,571
4.95% 6/1/45	200,000	202,648
Regions Bank 7.50% 5/15/18	512,000	572,136
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	240,000	246,890
6.00% 12/19/23	408,000	444,489
Wells Fargo & Co. 4.65% 11/4/44	200,000	196,486

		4,986,240

Capital Markets – 5.2%
Goldman Sachs Group, Inc.:
2.375% 1/22/18	629,000	637,035
3.75% 5/22/25	150,000	152,096
3.85% 7/8/24	255,000	261,200
Morgan Stanley 4.875% 11/1/22	408,000	441,276

		1,491,607

Consumer Finance – 6.0%
Ally Financial, Inc. 4.75% 9/10/18	408,000	421,003
Discover Financial Services 5.20% 4/27/22	391,000	420,945
Ford Motor Credit Co. LLC 5.875% 8/2/21	352,000	395,508
Synchrony Financial:
3.00% 8/15/19	255,000	256,234
3.75% 8/15/21	255,000	256,914

		1,750,604

Diversified Financial Services – 4.5%
Aon PLC 4.75% 5/15/45	161,000	159,907
BP Capital Markets PLC 3.561% 11/1/21	255,000	265,722
Intercontinental Exchange, Inc.:
2.75% 12/1/20	10,000	10,033
3.75% 12/1/25	18,000	18,162
Janus Capital Group, Inc. 4.875% 8/1/25	104,000	107,270
McGraw Hill Financial, Inc.:
3.30% 8/14/20 (a)	145,000	146,948
4.00% 6/15/25 (a)	162,000	162,226

	Principal Amount	Value
Moody’s Corp. 4.50% 9/1/22	$408,000	$434,695

		1,304,963

Insurance – 5.8%
ACE INA Holdings, Inc.:
2.875% 11/3/22	19,000	18,888
3.35% 5/3/26	15,000	14,960
4.35% 11/3/45	15,000	15,036
Hartford Financial Services Group, Inc. 5.125% 4/15/22	374,000	413,788
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	238,000	247,142
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	55,535
Pacific LifeCorp. 5.125% 1/30/43 (a)	306,000	313,110
Prudential Financial, Inc. 5.375% 5/15/45 (b)	34,000	34,510
Unum Group 4.00% 3/15/24	255,000	256,728
Voya Financial, Inc.:
5.50% 7/15/22	221,000	247,378
5.70% 7/15/43	64,000	74,545

		1,691,620

Real Estate Investment Trusts (REITs) – 4.1%
DDR Corp.:
3.50% 1/15/21	255,000	256,888
7.50% 4/1/17	374,000	400,759
Healthcare Trust of America Holdings LP 3.375% 7/15/21	255,000	252,304
Lexington Realty Trust 4.40% 6/15/24	255,000	254,865
Omega Healthcare Investors, Inc. 5.25% 1/15/26 (a)	35,000	35,964

		1,200,780

Real Estate Management & Development – 7.4%
BioMed Realty LP 2.625% 5/1/19	429,000	418,107
Corporate Office Properties LP:
3.60% 5/15/23	169,000	155,766
3.70% 6/15/21	425,000	414,007
Essex Portfolio LP 5.50% 3/15/17	391,000	408,827
Liberty Property LP 4.40% 2/15/24	238,000	242,505
Mack-Cali Realty LP 4.50% 4/18/22	255,000	246,380
Ventas Realty LP 3.75% 5/1/24	255,000	251,391

		2,136,983

TOTAL FINANCIALS		14,562,797

HEALTH CARE – 2.3%
Health Care Equipment & Supplies – 0.5%
Becton Dickinson & Co.:
3.734% 12/15/24	134,000	136,484
4.685% 12/15/44	12,000	12,183

		148,667

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – 0.8%
Cardinal Health, Inc. 1.95% 6/15/18	$9,000	$9,012
UnitedHealth Group, Inc.:
3.75% 7/15/25	150,000	155,571
4.625% 7/15/35	21,000	22,191
4.75% 7/15/45	52,000	54,837

		241,611

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 3.30% 2/15/22	84,000	84,174

Pharmaceuticals – 0.7%
AbbVie, Inc. 3.20% 11/6/22	32,000	31,710
Actavis Funding SCS 4.55% 3/15/35	157,000	154,446

		186,156

TOTAL HEALTH CARE		660,608

INDUSTRIALS – 1.5%
Trading Companies & Distributors – 1.5%
Air Lease Corp. 3.875% 4/1/21	425,000	429,250

INFORMATION TECHNOLOGY – 0.5%
Technology Hardware, Storage & Peripherals – 0.5%
Hewlett Packard Enterprise Co. 4.40% 10/15/22 (a)	140,000	140,577

MATERIALS – 2.2%
Chemicals – 0.8%
Monsanto Co. 4.20% 7/15/34	255,000	230,742

Metals & Mining – 1.4%
Anglo American Capital PLC 3.625% 5/14/20 (a)	32,000	26,560
BHP Billiton Finance (USA) Ltd. 6.75% 10/20/25 (a)(b)	200,000	199,500
Freeport-McMoRan, Inc.:
2.30% 11/14/17	28,000	25,270
5.45% 3/15/43	255,000	160,012

		411,342

TOTAL MATERIALS		642,084

TELECOMMUNICATION SERVICES – 4.3%
Diversified Telecommunication Services – 3.4%
AT&T, Inc.:
4.50% 5/15/35	115,000	108,080
4.75% 5/15/46	62,000	58,181
5.55% 8/15/41	221,000	227,168
Verizon Communications, Inc.:
6.40% 9/15/33	204,000	238,211
6.55% 9/15/43	300,000	362,322

		993,962

	Principal Amount	Value
Media – 0.9%
21st Century Fox America, Inc. 6.15% 2/15/41	$221,000	$256,225

TOTAL TELECOMMUNICATION SERVICES		1,250,187

UTILITIES – 2.9%
Electric Utilities – 1.9%
American Electric Power Co., Inc. 2.95% 12/15/22	255,000	250,373
Exelon Corp. 3.95% 6/15/25	30,000	30,405
Florida Gas Transmission Co., LLC 4.35% 7/15/25 (a)	150,000	145,140
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	51,220
Puget Energy, Inc. 3.65% 5/15/25 (a)	78,000	76,086

		553,224

Multi-Utilities – 1.0%
DPL, Inc. 7.25% 10/15/21	306,000	302,940

TOTAL UTILITIES		856,164

TOTAL NONCONVERTIBLE BONDS (Cost $28,529,161)		27,449,244

Municipal Securities – 1.6%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19 (Cost $460,364)	425,000	455,863

U.S. Treasury Obligations – 1.3%

U.S. Treasury Bonds 2.875% 8/15/45 (Cost $399,622)	399,300	390,394

Foreign Government and Government Agency Obligations – 1.3%

Banco Nacional de Desenvolvimento Economico e Social 4.00% 4/14/19 (a) (Cost $384,000)	384,000	363,840

Money Market Funds – 0.5%
	Shares

Fidelity Cash Central Fund, 0.18% (c) (Cost $150,656)	150,656	150,656

TOTAL INVESTMENT PORTFOLIO – 99.2% (Cost $29,923,803)		28,809,997

NET OTHER ASSETS (LIABILITIES) – 0.8%		224,042

NET ASSETS – 100%		$29,034,039

Quarterly Report	4

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,351,387 or 8.1% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$262

Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$27,449,244	$—	$27,449,244	$—
Municipal Securities	455,863	—	455,863	—
U.S. Treasury Obligations	390,394	—	390,394	—
Foreign Government and Government Agency Obligations	363,840	—	363,840	—
Money Market Funds	150,656	150,656	—	—

Total Investments in Securities:	$28,809,997	$150,656	$28,659,341	$—

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $29,923,803. Net unrealized depreciation aggregated $1,113,806, of which $160,817 related to appreciated investment securities and $1,274,623 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

5	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	6

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

November 30, 2015

1.9862236.101

TI3-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 59.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 5.1%
Automobiles – 0.6%
Daimler Finance North America LLC:
1.65% 5/18/18 (a)	$400,000	$395,464
1.875% 1/11/18 (a)	302,000	301,143
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	187,961
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	235,727

		1,120,295

Hotels, Restaurants & Leisure – 0.1%
Starbucks Corp. 0.875% 12/5/16	82,000	82,098

Household Durables – 0.0%
DR Horton, Inc. 3.75% 3/1/19	72,000	73,530

Media – 4.4%
CBS Corp. 2.30% 8/15/19	1,000,000	995,405
CCO Safari II LLC 3.579% 7/23/20 (a)	472,000	474,442
Comcast Corp. 5.15% 3/1/20	1,750,000	1,971,693
Cox Communications, Inc. 6.25% 6/1/18 (a)	235,000	253,689
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.:
1.75% 1/15/18	328,000	327,351
2.40% 3/15/17	48,000	48,570
Discovery Communications LLC 5.05% 6/1/20	180,000	193,075
Sky PLC 2.625% 9/16/19 (a)	300,000	300,022
The Walt Disney Co. 1.85% 5/30/19	1,108,000	1,113,540
Time Warner Cable, Inc. 5.85% 5/1/17	641,000	672,147
Time Warner, Inc. 2.10% 6/1/19	1,221,000	1,215,711
Viacom, Inc.:
2.20% 4/1/19	183,000	180,305
6.125% 10/5/17	172,000	184,097

		7,930,047

TOTAL CONSUMER DISCRETIONARY		9,205,970

CONSUMER STAPLES – 4.6%
Beverages – 0.5%
Anheuser-Busch InBev Finance, Inc.:
1.25% 1/17/18	344,000	340,214
2.15% 2/1/19	336,000	337,300
Heineken N.V. 1.40% 10/1/17 (a)	160,000	159,688

		837,202

	Principal Amount	Value
Food & Staples Retailing – 1.2%
CVS Health Corp. 2.25% 12/5/2018 to 8/12/2019	$1,223,000	$1,235,135
Kroger Co. 2.30% 1/15/19	859,000	865,331

		2,100,466

Food Products – 1.4%
ConAgra Foods, Inc. 2.10% 3/15/18	59,000	58,449
General Mills, Inc.:
1.40% 10/20/17	64,000	63,998
2.20% 10/21/19	32,000	32,093
5.70% 2/15/17	344,000	362,159
Kraft Heinz Foods Co. 1.60% 6/30/17 (a)	344,000	344,340
The JM Smucker Co.:
1.75% 3/15/18	190,000	189,499
2.50% 3/15/20	495,000	494,157
Tyson Foods, Inc. 2.65% 8/15/19	984,000	991,119

		2,535,814

Household Products – 0.0%
The Procter & Gamble Co. 4.70% 2/15/19	22,000	24,108

Tobacco – 1.5%
BAT International Finance PLC:
1.85% 6/15/18 (a)	350,000	350,626
2.75% 6/15/20 (a)	230,000	232,939
Imperial Tobacco Finance PLC 2.05% 2/11/18 (a)	200,000	200,205
Philip Morris International, Inc.:
1.25% 8/11/17	77,000	77,158
1.875% 1/15/19	477,000	478,857
Reynolds American, Inc.:
2.30% 6/12/18	1,292,000	1,308,464
3.25% 6/12/20	57,000	58,393

		2,706,642

TOTAL CONSUMER STAPLES		8,204,232

ENERGY – 3.1%
Energy Equipment & Services – 0.7%
Cameron International Corp. 6.375% 7/15/18	42,000	45,774
Halliburton Co. 2.70% 11/15/20	1,069,000	1,071,820
Noble Holding International Ltd.:
2.50% 3/15/17	64,000	60,755
4.00% 3/16/18	9,000	8,501
4.90% 8/1/20	44,000	38,070

		1,224,920

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 2.4%
Canadian Natural Resources Ltd. 5.90% 2/1/18	$284,000	$302,651
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.70% 5/1/18 (a)	452,000	448,262
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	60,000	59,682
3.30% 6/1/20 (a)	41,000	40,538
ConocoPhillips Co.:
1.50% 5/15/18	100,000	99,423
2.20% 5/15/20	24,000	23,882
DCP Midstream Operating LP 2.70% 4/1/19	11,000	9,746
Encana Corp. 6.50% 5/15/19	64,000	68,571
Enterprise Products Operating LLC 1.65% 5/7/18	804,000	793,501
Kinder Morgan, Inc. 2.00% 12/1/17	187,000	181,375
Petrobras International Finance Co. Ltd. 5.875% 3/1/18	277,000	252,762
Petroleos Mexicanos 3.50% 7/18/18	235,000	236,685
Shell International Finance BV:
2.125% 5/11/20	94,000	93,692
2.25% 11/10/20	500,000	499,045
Southwestern Energy Co. 3.30% 1/23/18	84,000	80,231
Total Capital Canada Ltd. 1.45% 1/15/18	244,000	243,730
Total Capital International S.A. 2.125% 1/10/19	300,000	303,378
TransCanada PipeLines Ltd.:
1.625% 11/9/17	500,000	498,899
1.875% 1/12/18	130,000	130,079

		4,366,132

TOTAL ENERGY		5,591,052

FINANCIALS – 31.4%
Banks – 17.2%
Bank of America Corp.:
1.70% 8/25/17	650,000	650,251
2.00% 1/11/18	1,215,000	1,219,718
2.625% 10/19/20	810,000	806,366
2.65% 4/1/19	2,051,000	2,074,361
Barclays Bank PLC 2.50% 2/20/19	700,000	707,675
BNP Paribas S.A. 1.375% 3/17/17	589,000	588,944
CIT Group, Inc. 3.875% 2/19/19	162,000	162,203

	Principal Amount	Value
Citigroup, Inc.:
1.75% 5/1/18	$2,010,000	$2,001,922
1.85% 11/24/17	161,000	161,079
2.15% 7/30/18	186,000	187,101
2.50% 7/29/19	626,000	631,455
2.65% 10/26/20	490,000	488,561
Citizens Bank N.A. 2.30% 12/3/18	250,000	249,675
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.70% 3/19/18	400,000	400,096
Credit Suisse AG 2.30% 5/28/19	1,808,000	1,816,649
Discover Bank 2.60% 11/13/18	250,000	250,913
Fifth Third Bancorp 2.875% 7/27/20	602,000	604,159
First Horizon National Corp. 3.50% 12/15/20	320,000	318,908
HSBC U.S.A, Inc. 2.375% 11/13/19	500,000	500,453
ING Bank N.V. 1.80% 3/16/18 (a)	320,000	318,812
Intesa Sanpaolo SpA:
2.375% 1/13/17	500,000	502,300
3.875% 1/16/18	315,000	324,186
JPMorgan Chase & Co.:
1.625% 5/15/18	1,782,000	1,776,642
2.20% 10/22/19	444,000	444,602
2.25% 1/23/20	1,187,000	1,182,741
2.55% 10/29/20	320,000	319,254
KeyCorp 2.90% 9/15/20	570,000	571,432
Manufacturers & Traders Trust Co. 2.10% 2/6/20	350,000	345,990
Mizuho Corporate Bank Ltd. 2.40% 3/26/20 (a)	650,000	644,535
Nordea Bank AB 1.625% 5/15/18 (a)	350,000	348,523
PNC Bank N.A.:
1.80% 11/5/18	400,000	399,709
2.20% 1/28/19	900,000	905,274
Regions Bank 2.25% 9/14/18	250,000	250,525
Regions Financial Corp. 2.00% 5/15/18	350,000	348,520
Royal Bank of Canada:
1.50% 1/16/18	580,000	579,479
2.35% 10/30/20	650,000	646,618
Royal Bank of Scotland Group PLC 1.875% 3/31/17	472,000	472,059
SunTrust Banks, Inc. 2.50% 5/1/19	1,058,000	1,066,231
The Bank of Nova Scotia 2.35% 10/21/20	1,500,000	1,491,228

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
The Bank of Tokyo-Mitsubishi UFJ Ltd. 2.30% 3/5/20 (a)	$449,000	$444,514
The Toronto Dominion Bank 1.40% 4/30/18	1,451,000	1,443,762
Wells Fargo & Co.:
2.15% 1/15/19	1,297,000	1,305,240
2.60% 7/22/20	195,000	196,634
Westpac Banking Corp. 1.60% 1/12/18	724,000	723,205

		30,872,504

Capital Markets – 3.9%
Goldman Sachs Group, Inc. 2.625% 1/31/19	3,000,000	3,054,348
Morgan Stanley:
1.875% 1/5/18	1,472,000	1,477,813
2.375% 7/23/19	1,145,000	1,152,627
2.65% 1/27/20	699,000	704,251
4.875% 11/1/22	148,000	160,071
UBS AG 2.375% 8/14/19	400,000	401,914

		6,951,024

Consumer Finance – 4.4%
American Express Credit Corp. 2.125% 3/18/19	1,195,000	1,197,395
American Honda Finance Corp.:
2.125% 10/10/18	544,000	550,301
2.15% 3/13/20	160,000	159,224
Capital One Financial Corp. 2.45% 4/24/19	1,224,000	1,234,253
Caterpillar Financial Services Corp.:
1.30% 3/1/18	155,000	153,793
1.80% 11/13/18	600,000	601,824
Discover Financial Services 6.45% 6/12/17	132,000	140,546
Ford Motor Credit Co. LLC:
2.875% 10/1/18	1,400,000	1,410,156
3.157% 8/4/20	200,000	200,049
General Electric Capital Corp. 2.30% 1/14/19	160,000	162,741
Hyundai Capital America:
2.00% 3/19/18 (a)	194,000	192,224
2.60% 3/19/20 (a)	305,000	300,911
John Deere Capital Corp. 1.60% 7/13/18	600,000	599,891
Moody’s Corp. 2.75% 7/15/19	421,000	426,816
Synchrony Financial 3.00% 8/15/19	370,000	371,790
Toyota Motor Credit Corp. 1.375% 1/10/18	259,000	258,950

		7,960,864

	Principal Amount	Value
Diversified Financial Services – 2.5%
Aon PLC 2.80% 3/15/21	$1,000,000	$1,003,447
BP Capital Markets PLC:
1.375% 5/10/18	160,000	158,896
2.237% 5/10/19	94,000	94,506
2.521% 1/15/20	125,000	126,169
Deutsche Bank AG 1.35% 5/30/17	757,000	751,388
GE Capital International Funding Co. 0.964% 4/15/16 (a)	878,000	879,064
General Motors Financial Co., Inc.:
2.40% 4/10/18	523,000	520,742
3.20% 7/13/20	172,000	169,679
Intercontinental Exchange, Inc. 2.75% 12/1/20	810,000	812,658
McGraw Hill Financial, Inc. 2.50% 8/15/18 (a)	28,000	28,192
Washington Prime Group LP 3.85% 4/1/20	44,000	44,556

		4,589,297

Insurance – 1.6%
ACE INA Holdings, Inc. 2.30% 11/3/20	57,000	56,634
Aflac, Inc. 2.40% 3/16/20	217,000	218,160
American International Group, Inc.:
2.30% 7/16/19	415,000	415,083
5.85% 1/16/18	47,000	50,959
Aon Corp. 5.00% 9/30/20	97,000	106,648
Berkshire Hathaway Finance Corp. 1.30% 5/15/18	213,000	212,095
Marsh & McLennan Cos., Inc. 2.35% 3/6/20	32,000	31,886
MetLife, Inc. 1.756% 12/15/17	252,000	253,016
Metropolitan Life Global Funding I 2.00% 4/14/20 (a)	150,000	148,049
New York Life Global Funding:
1.55% 11/2/18 (a)	500,000	497,148
1.65% 5/15/17 (a)	91,000	91,555
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	75,402
Prudential Financial, Inc. 2.30% 8/15/18	495,000	499,268
TIAA Asset Management Finance Co. LLC 2.95% 11/1/19 (a)	240,000	241,960
Unum Group 5.625% 9/15/20	55,000	60,851

		2,958,714

Real Estate Investment Trusts (REITs) – 0.7%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	36,040
Boston Properties LP 3.70% 11/15/18	401,000	416,807

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Real Estate Investment Trusts (REITs) – continued
Federal Realty Investment Trust 2.55% 1/15/21	$200,000	$199,738
Simon Property Group LP 1.50% 2/1/18 (a)	542,000	538,208

		1,190,793

Real Estate Management & Development – 1.1%
BioMed Realty LP 2.625% 5/1/19	281,000	273,865
ERP Operating LP:
2.375% 7/1/19	250,000	250,914
3.375% 6/1/25	95,000	94,409
5.375% 8/1/16	162,000	166,300
Liberty Property LP 6.625% 10/1/17	750,000	808,894
Ventas Realty LP / Ventas Capital Corp. 4.00% 4/30/19	371,000	387,725

		1,982,107

TOTAL FINANCIALS		56,505,303

HEALTH CARE – 4.4%
Biotechnology – 0.7%
Amgen, Inc.:
2.125% 5/1/20	202,000	199,697
2.20% 5/22/19	952,000	951,504
Celgene Corp. 2.125% 8/15/18	41,000	41,151

		1,192,352

Health Care Equipment & Supplies – 0.6%
Becton Dickinson & Co. 2.675% 12/15/19	988,000	999,743
Medtronic, Inc. 2.50% 3/15/20	32,000	32,417
Zimmer Biomet Holdings, Inc. 2.00% 4/1/18	84,000	83,800

		1,115,960

Health Care Providers & Services – 0.7%
Aetna, Inc. 1.50% 11/15/17	493,000	492,142
Cardinal Health, Inc. 1.95% 6/15/18	212,000	212,271
Express Scripts Holding Co. 1.25% 6/2/17	315,000	313,259
UnitedHealth Group, Inc.:
1.90% 7/16/18	194,000	195,582
2.70% 7/15/20	117,000	119,085

		1,332,339

Life Sciences Tools & Services – 0.5%
Thermo Fisher Scientific, Inc.:
1.85% 1/15/18	544,000	543,007
2.15% 12/14/18	90,000	89,997

	Principal Amount	Value
2.40% 2/1/19	$314,000	$315,143

		948,147

Pharmaceuticals – 1.9%
AbbVie, Inc.:
1.80% 5/14/18	628,000	627,280
2.50% 5/14/20	512,000	508,818
Actavis Funding SCS:
1.30% 6/15/17	227,000	225,359
2.35% 3/12/18	678,000	684,156
Bayer U.S. Finance LLC 2.375% 10/8/19 (a)	800,000	804,963
Zoetis, Inc.:
1.875% 2/1/18	483,000	478,959
3.45% 11/13/20	29,000	29,229

		3,358,764

TOTAL HEALTH CARE		7,947,562

INDUSTRIALS – 1.7%
Aerospace & Defense – 0.5%
Lockheed Martin Corp. 2.50% 11/23/20	230,000	230,446
The Boeing Co. 1.65% 10/30/20	700,000	687,334

		917,780

Industrial Conglomerates – 1.0%
Danaher Corp.:
1.65% 9/15/18	609,000	610,005
2.40% 9/15/20	217,000	218,220
Roper Technologies, Inc.:
2.05% 10/1/18	362,000	359,801
3.00% 12/15/20	530,000	529,799

		1,717,825

Trading Companies & Distributors – 0.2%
Air Lease Corp.:
2.625% 9/4/18	43,000	42,640
4.75% 3/1/20	326,000	343,728

		386,368

TOTAL INDUSTRIALS		3,021,973

INFORMATION TECHNOLOGY – 2.2%
Communications Equipment – 0.5%
Cisco Systems, Inc.:
1.65% 6/15/18	230,000	231,511
2.45% 6/15/20	730,000	742,872

		974,383

Electronic Equipment, Instruments & Components – 0.6%
Tyco Electronics Group S.A. 2.35% 8/1/19	1,020,000	1,023,404

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
IT Services – 0.4%
The Western Union Co. 3.65% 8/22/18	$597,000	$614,524
Xerox Corp. 2.75% 3/15/19	63,000	61,528

		676,052

Software – 0.3%
Oracle Corp.:
2.25% 10/8/19	500,000	506,661
2.50% 5/15/22	50,000	49,580

		556,241

Technology Hardware, Storage & Peripherals – 0.4%
Hewlett Packard Enterprise Co.:
2.85% 10/5/18 (a)	400,000	401,367
3.60% 10/15/20 (a)	300,000	302,378

		703,745

TOTAL INFORMATION TECHNOLOGY		3,933,825

MATERIALS – 0.9%
Chemicals – 0.2%
Ecolab, Inc. 1.55% 1/12/18	344,000	340,976

Metals & Mining – 0.7%
Freeport-McMoRan, Inc. 2.30% 11/14/17	255,000	230,138
Rio Tinto Finance (U.S.A.) PLC:
1.625% 8/21/17	226,000	224,445
6.50% 7/15/18	672,000	738,403

		1,192,986

TOTAL MATERIALS		1,533,962

TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 3.2%
AT&T, Inc.:
2.375% 11/27/18	1,721,000	1,743,748
2.45% 6/30/20	589,000	579,322
British Telecommunications PLC:
1.625% 6/28/16	200,000	200,648
2.35% 2/14/19	500,000	501,963
CenturyLink, Inc. 5.15% 6/15/17	162,000	166,860
Verizon Communications, Inc.:
2.625% 2/21/20	800,000	807,504
3.65% 9/14/18	1,298,000	1,368,213
5.50% 2/15/18	298,000	322,603

		5,690,861

Wireless Telecommunication Services – 0.7%
Vodafone Group PLC 1.50% 2/19/18	1,300,000	1,294,991

TOTAL TELECOMMUNICATION SERVICES		6,985,852

	Principal Amount	Value
UTILITIES – 2.2%
Electric Utilities – 1.1%
Duke Energy Carolinas LLC 5.10% 4/15/18	$108,000	$116,309
Duke Energy Corp. 1.625% 8/15/17	371,000	371,674
Eversource Energy 4.50% 11/15/19	78,000	83,287
Exelon Corp.:
1.55% 6/9/17	9,000	8,975
2.85% 6/15/20	376,000	376,964
FirstEnergy Corp. 2.75% 3/15/18	291,000	292,217
TECO Finance, Inc. 0.92% 4/10/18 (b)	91,000	90,398
The Cleveland Electric Illuminating Co. 5.70% 4/1/17	216,000	224,545
The Southern Co. 1.30% 8/15/17	500,000	496,035

		2,060,404

Independent Power and Renewable Electricity Producers – 0.1%
Southern Power Co.:
1.50% 6/1/18	204,000	200,241
2.375% 6/1/20	27,000	26,247

		226,488

Multi-Utilities – 1.0%
Dominion Resources, Inc.:
1.90% 6/15/18	109,000	108,566
2.50% 12/1/19	248,000	247,942
NiSource Finance Corp. 6.40% 3/15/18	180,000	197,453
PacifiCorp 5.50% 1/15/19	75,000	82,765
Sempra Energy:
2.40% 3/15/20	335,000	330,910
2.85% 11/15/20	136,000	136,602
WEC Energy Group, Inc.:
1.65% 6/15/18	241,000	240,261
2.45% 6/15/20	398,000	397,880

		1,742,379

TOTAL UTILITIES		4,029,271

TOTAL NONCONVERTIBLE BONDS (Cost $107,224,699)		106,959,002

U.S. Treasury Obligations – 30.7%

U.S. Treasury Notes:
0.875% 11/30/17	24,123,000	24,092,846
1.25% 11/15/18	21,121,000	21,137,496
1.625% 7/31/20	10,000,000	9,994,530

TOTAL U.S. TREASURY OBLIGATIONS (Cost $55,257,080)		55,224,872

Quarterly Report	6

Collateralized Mortgage Obligations – 2.8%
	Principal Amount	Value
PRIVATE SPONSOR – 2.7%
Banc of America Commercial Mortgage Trust Series 2006-2, Class A4 5.998% 5/10/45 (b)	$68,707	$68,958
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4 5.889% 7/10/44 (b)	823,619	828,490
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.787% 4/10/49 (b)	163,000	168,189
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	220,077	223,273
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class A 1.597% 12/15/27 (a)(b)	300,000	298,600
Citigroup Commercial Mortgage Trust Series 2006-C5, Class A4 5.431% 10/15/49	55,549	56,666
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	375,000	376,411
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	457,657	468,605
COMM Mortgage Trust Series 2014-CR20, Class A2 2.801% 11/10/47	41,000	41,888
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4 5.552% 5/12/45	61,359	62,281
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4 6.105% 4/15/45 (b)	32,110	32,299
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156% 2/15/31	76,906	76,902
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class A4 5.424% 2/15/40	260,972	267,951
ML-CFC Commercial Mortgage Trust Series 2007-5, Class A4 5.378% 8/12/48	234,879	241,225
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	528,247
Morgan Stanley Capital I Trust Series 2007-IQ14, Class A4 5.692% 4/15/49 (b)	37,000	38,365

	Principal Amount	Value
SCG Trust Series 2013-SRP1, Class A 1.597% 11/15/26 (a)(b)	$231,000	$230,025
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	500,000	504,040
Wachovia Bank Commercial Mortgage Trust Series 2006-C27, Class A1A 5.749% 7/15/45 (b)	163,589	165,376
Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class A1A 5.297% 11/15/48	167,517	172,421
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	38,000	39,522

TOTAL PRIVATE SPONSOR		4,889,734

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	183,258	184,733

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,143,260)		5,074,467

Asset-Backed Securities – 2.1%

Ally Auto Receivables Trust Series 2015-SN1, Class A3 1.21% 12/20/17	18,000	17,975
Ally Master Owner Trust Series 2014-4, Class A2 1.43% 6/17/19	326,000	325,252
Ally Master Owner Trust Series 2014-5, Class A2 1.60% 10/15/19	29,000	29,018
Ally Master Owner Trust Series 2015-3, Class A 1.63% 5/15/20	101,000	100,408
AmeriCredit Automobile Receivables Trust Series 2013-5, Class A3 0.90% 9/10/18	31,330	31,304
AmeriCredit Automobile Receivables Trust Series 2015-2, Class A3 1.27% 1/8/20	179,000	177,572
Capital Auto Receivables Asset Trust Series 2014-3, Class A2 1.18% 12/20/17	49,000	48,985
Capital One Multi-Asset Execution Trust Series 2015-A1, Class A 1.39% 1/15/21	29,000	28,909
Capital One Multi-Asset Execution Trust Series 2015-A5, Class A5 1.60% 5/17/21	179,000	179,143

7	Quarterly Report

Investments (Unaudited) – continued

Asset-Backed Securities – continued
	Principal Amount	Value
Chrysler Capital Auto Receivables Trust Series 2015-AA, Class A3 1.22% 7/15/19 (a)	$272,000	$271,079
Chrysler Capital Auto Receivables Trust Series 2015-BA, Class A2 1.46% 12/17/18 (a)	500,000	499,990
Dell Equipment Finance Trust Series 2015-2, Class A2A 1.42% 12/22/17 (a)	300,000	299,471
Enterprise Fleet Financing LLC Series 2015-1, Class A2 1.30% 9/20/20 (a)	200,000	199,592
Ford Credit Auto Owner Trust Series 2015-C, Class A3 1.41% 2/15/20	69,000	68,884
Ford Credit Floorplan Master Owner Trust Series 2012-5, Class A 1.49% 9/15/19	1,000,000	996,652
Ford Credit Floorplan Master Owner Trust Series 2015-1, Class A1 1.42% 1/15/20	76,000	75,687
Ford Credit Floorplan Master Owner Trust Series 2015-4, Class A1 1.77% 8/15/20	105,000	105,354
Hyundai Auto Lease Securitization Trust Series 2015-B, Class A3 1.40% 11/15/18 (a)	100,000	99,669
Mercedes Benz Auto Lease Trust Series 2015-B, Class A3 1.34% 7/16/18	100,000	99,772
Volvo Financial Equipment LLC Series 2015-1A, Class A3 1.51% 6/17/19 (a)	194,000	194,280

TOTAL ASSET-BACKED SECURITIES (Cost $3,858,347)		3,848,996

Municipal Securities – 0.4%
	Principal Amount	Value
Illinois Gen. Oblig. Series 2011:
4.961% 3/1/16	$500,000	$504,770
5.877% 3/1/19	140,000	150,167

TOTAL MUNICIPAL SECURITIES (Cost $655,355)		654,937

Money Market Funds – 1.9%
	Shares
Fidelity Cash Central Fund, 0.18% (c) (Cost $3,322,396)	3,322,396	3,322,396

TOTAL INVESTMENT PORTFOLIO – 97.4% (Cost $175,461,137)		175,084,670

NET OTHER ASSETS (LIABILITIES) – 2.6%		4,655,976

NET ASSETS – 100%		$179,740,646

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,335,239 or 6.9% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,444

Quarterly Report	8

Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$106,959,002	$—	$106,959,002	$—
U.S. Treasury Obligations	55,224,872	—	55,224,872	—
Collateralized Mortgage Obligations	5,074,467	—	5,074,467	—
Asset-Backed Securities	3,848,996	—	3,848,996	—
Municipal Securities	654,937	—	654,937	—
Money Market Funds	3,322,396	3,322,396	—	—

Total Investments in Securities:	$175,084,670	$3,322,396	$171,762,274	$—

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $175,466,914. Net unrealized depreciation aggregated $382,244, of which $96,768 related to appreciated investment securities and $479,012 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

November 30, 2015

1.9862234.101

TI4-QTLY-0116

Investments November 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 48.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 3.6%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	$10,000	$10,141

Diversified Consumer Services – 0.1%
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,845
Laureate Education, Inc. (Reg. S) 9.25% 9/1/19	200,000	153,000

		166,845

Hotels, Restaurants & Leisure – 0.0%
Scientific Games International, Inc. 6.625% 5/15/21	100,000	58,000

Household Durables – 0.1%
William Lyon Homes, Inc. 8.50% 11/15/20	100,000	106,500

Media – 3.1%
Altice Finco S.A. 9.875% 12/15/20 (a)	250,000	265,000
Altice Luxembourg S.A. 7.75% 5/15/22 (a)	750,000	701,250
CCO Safari II LLC 4.464% 7/23/22 (a)	352,000	356,029
Clear Channel Worldwide Holdings, Inc. Series B 6.50% 11/15/22	250,000	246,875
Columbus International, Inc. (Reg. S) 7.375% 3/30/21	230,000	242,363
Comcast Corp. 3.60% 3/1/24	500,000	522,053
iHeartCommunications, Inc. 5.50% 12/15/16	100,000	87,000
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.75% 4/1/21	230,000	250,988
Time Warner Cable, Inc.:
4.00% 9/1/21	500,000	513,514
5.50% 9/1/41	16,000	14,723
6.55% 5/1/37	26,000	26,343
6.75% 6/15/39	250,000	253,479
7.30% 7/1/38	241,000	261,134

		3,740,751

Multiline Retail – 0.3%
JC Penney Corp., Inc.:
7.40% 4/1/37	230,000	159,850
8.125% 10/1/19	150,000	143,250

		303,100

TOTAL CONSUMER DISCRETIONARY		4,385,337

CONSUMER STAPLES – 1.6%
Beverages – 0.0%
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,350

	Principal Amount	Value
Food & Staples Retailing – 0.2%
ESAL GmbH (Reg. S) 6.25% 2/5/23	$270,000	$257,850
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	33,891

		291,741

Food Products – 0.6%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	500,000	476,750
Post Holding, Inc. (Reg. S) 6.75% 12/1/21	200,000	203,000

		679,750

Tobacco – 0.8%
Altria Group, Inc. 2.625% 1/14/20	100,000	100,644
Reynolds American, Inc.:
2.30% 6/12/18	48,000	48,612
3.25% 6/12/20	39,000	39,953
4.00% 6/12/22	73,000	75,937
4.45% 6/12/25	161,000	169,152
4.85% 9/15/23	250,000	269,252
5.70% 8/15/35	28,000	30,813
5.85% 8/15/45	200,000	223,994

		958,357

TOTAL CONSUMER STAPLES		1,940,198

ENERGY – 7.5%
Energy Equipment & Services – 0.4%
DCP Midstream LLC (Reg. S) 5.35% 3/15/20	250,000	232,848
Halliburton Co.:
3.80% 11/15/25	63,000	63,456
4.85% 11/15/35	55,000	55,554
5.00% 11/15/45	76,000	77,363
Noble Holding International Ltd.:
4.00% 3/16/18	5,000	4,723
5.95% 4/1/25	32,000	25,652
6.95% 4/1/45	31,000	22,422

		482,018

Oil, Gas & Consumable Fuels – 7.1%
Canadian Natural Resources Ltd. 1.75% 1/15/18	21,000	20,628
Cenovus Energy, Inc. 5.70% 10/15/19	68,000	73,450
Chesapeake Energy Corp.:
5.75% 3/15/23	200,000	85,000
6.125% 2/15/21	1,000,000	425,000
Columbia Pipeline Group, Inc.:
2.45% 6/1/18 (a)	20,000	19,894
3.30% 6/1/20 (a)	99,000	97,884
4.50% 6/1/25 (a)	30,000	28,733

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
DCP Midstream Operating LP:
2.70% 4/1/19	$41,000	$36,325
3.875% 3/15/23	500,000	410,143
5.60% 4/1/44	21,000	15,866
DCP Midstream Operating LP (Reg. S) 4.75% 9/30/21	400,000	344,069
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	198,032
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	69,377
Enterprise Products Operating LLC 3.70% 2/15/26	100,000	93,686
EP Energy LLC / Everest Acquisition Finance, Inc.:
6.375% 6/15/23	500,000	382,500
7.75% 9/1/22	230,000	180,550
Kinder Morgan, Inc. 2.00% 12/1/17	18,000	17,459
MPLX LP 4.00% 2/15/25	8,000	7,244
Peabody Energy Corp. 6.00% 11/15/18	550,000	127,215
Petrobras Global Finance BV:
1.99% 5/20/16 (b)	43,000	42,235
3.25% 3/17/17	46,000	43,010
4.875% 3/17/20	1,350,000	1,086,345
5.625% 5/20/43	102,000	64,778
6.25% 3/17/24	250,000	196,320
6.75% 1/27/41	50,000	34,250
7.25% 3/17/44	204,000	145,058
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	1,350,000	1,076,220
5.875% 3/1/18	22,000	20,075
Petroleos Mexicanos:
3.50% 7/23/20 (a)	55,000	54,238
4.50% 1/23/26 (a)	200,000	188,560
5.50% 1/21/21	460,000	482,425
5.625% 1/23/46 (a)	373,000	313,320
6.375% 1/23/45	750,000	695,625
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,834
Southwestern Energy Co.:
3.30% 1/23/18	20,000	19,103
4.05% 1/23/20	1,036,000	918,002
The Williams Companies., Inc. 4.55% 6/24/24	549,000	450,475
Williams Partners LP 4.00% 9/15/25	200,000	163,403

		8,631,331

TOTAL ENERGY		9,113,349

	Principal Amount	Value
FINANCIALS – 23.1%
Banks – 9.0%
Bank of America Corp.:
1.95% 5/12/18	$1,000,000	$1,004,247
2.25% 4/21/20	243,000	239,229
2.60% 1/15/19	100,000	101,104
2.65% 4/1/19	22,000	22,251
3.95% 4/21/25	400,000	395,665
4.20% 8/26/24	125,000	126,229
4.25% 10/22/26	300,000	301,030
Bank of America N.A. 1.65% 3/26/18	250,000	249,642
Barclays PLC:
2.00% 3/16/18	200,000	199,282
2.75% 11/8/19	200,000	200,223
Capital One N.A. 1.65% 2/5/18	1,000,000	991,867
Citigroup, Inc.:
1.70% 4/27/18	100,000	99,579
1.80% 2/5/18	750,000	749,562
1.85% 11/24/17	250,000	250,122
2.40% 2/18/20	1,000,000	997,170
2.50% 7/29/19	53,000	53,462
3.875% 3/26/25	300,000	294,912
4.00% 8/5/24	125,000	124,752
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20 (a)	250,000	248,938
3.75% 3/26/25 (a)	250,000	244,363
First Tennessee Bank N.A. 2.95% 12/1/19	250,000	248,988
Intesa Sanpaolo SpA 2.375% 1/13/17	500,000	502,300
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	75,914
3.875% 9/10/24	233,000	234,235
4.125% 12/15/26	703,000	711,369
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,017,393
6.125% 12/15/22	1,000,000	1,100,259
The Bank of Tokyo-Mitsubishi UFJ Ltd. 1.70% 3/5/18 (a)	200,000	198,611

		10,982,698

Capital Markets – 2.0%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	63,000	60,186
4.25% 2/15/24	125,000	128,080
Goldman Sachs Group, Inc.:
2.55% 10/23/19	100,000	100,976
2.60% 4/23/20	1,000,000	1,004,910
Lazard Group LLC 4.25% 11/14/20	265,000	276,690

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
Morgan Stanley:
1.875% 1/5/18	$124,000	$124,490
4.875% 11/1/22	500,000	540,780
UBS AG 1.80% 3/26/18	250,000	250,274

		2,486,386

Consumer Finance – 2.7%
Ally Financial, Inc.:
3.25% 2/13/18	400,000	399,500
3.60% 5/21/18	500,000	500,600
3.75% 11/18/19	250,000	248,750
4.125% 2/13/22	150,000	149,625
Discover Financial Services 3.75% 3/4/25	612,000	600,559
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	842,702
Hyundai Capital America:
2.00% 3/19/18 (a)	96,000	95,121
2.125% 10/2/17 (a)	132,000	131,726
Synchrony Financial 3.00% 8/15/19	250,000	251,210

		3,219,793

Diversified Financial Services – 3.0%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	265,525
4.625% 7/1/22	150,000	151,687
Aon PLC 4.75% 5/15/45	500,000	496,606
BP Capital Markets PLC 3.535% 11/4/24	584,000	590,176
General Motors Financial Co., Inc.:
2.40% 4/10/18	400,000	398,273
3.00% 9/25/17	30,000	30,227
3.15% 1/15/20	75,000	74,418
3.25% 5/15/18	15,000	15,142
3.50% 7/10/19	744,000	750,650
4.00% 1/15/25	50,000	48,274
4.25% 5/15/23	5,000	5,022
4.75% 8/15/17	20,000	20,749
Icahn Enterprises LP / Icahn Enterprises Finance Corp. 5.875% 2/1/22	260,000	264,064
Intercontinental Exchange, Inc.:
2.75% 12/1/20	43,000	43,141
3.75% 12/1/25	76,000	76,682
MSCI, Inc. 5.25% 11/15/24 (a)	100,000	103,000
Navient Corp. 5.50% 1/15/19	125,000	120,250
UBS Group Funding (Jersey) Ltd. 4.125% 9/24/25 (a)	200,000	200,522

		3,654,408

	Principal Amount	Value
Insurance – 0.8%
ACE INA Holdings, Inc.:
2.875% 11/3/22	$75,000	$74,559
3.35% 5/3/26	61,000	60,839
4.35% 11/3/45	62,000	62,149
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	150,000	161,309
TIAA Asset Management Finance Co. LLC:
2.95% 11/1/19 (a)	14,000	14,114
4.125% 11/1/24 (a)	21,000	21,228
Unum Group:
3.875% 11/5/25	117,000	115,524
4.00% 3/15/24	500,000	503,387

		1,013,109

Real Estate Investment Trusts (REITs) – 3.3%
American Tower Corp. 2.80% 6/1/20	100,000	99,492
Brixmor Operating Partnership LP 3.875% 8/15/22	71,000	70,605
DDR Corp.:
3.625% 2/1/25	24,000	22,827
4.25% 2/1/26	41,000	40,883
Digital Delta Holdings LLC:
3.40% 10/1/20 (a)	109,000	109,465
4.75% 10/1/25 (a)	78,000	78,896
Digital Realty Trust LP 3.95% 7/1/22	72,000	71,407
Duke Realty LP 3.75% 12/1/24	18,000	17,531
Equity One, Inc. 3.75% 11/15/22	220,000	213,540
Government Properties Income Trust 3.75% 8/15/19	200,000	201,779
HCP, Inc.:
3.875% 8/15/24	225,000	218,753
4.00% 6/1/25	1,000,000	977,495
Lexington Realty Trust 4.40% 6/15/24	245,000	244,870
Omega Healthcare Investors, Inc.:
4.50% 1/15/25	500,000	490,237
4.50% 4/1/27 (a)	1,056,000	1,006,027
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,428
Welltower, Inc. 4.00% 6/1/25	73,000	72,019

		3,946,254

Real Estate Management & Development – 2.3%
Brandywine Operating Partnership LP 4.10% 10/1/24	1,225,000	1,189,535
CBRE Services, Inc. 5.00% 3/15/23	125,000	125,855
Corporate Office Properties LP 5.00% 7/1/25	51,000	49,519
Liberty Property LP:
3.75% 4/1/25	50,000	48,315
4.125% 6/15/22	500,000	505,504

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Real Estate Management & Development – continued
Mack-Cali Realty LP 3.15% 5/15/23	$495,000	$428,450
Mid-America Apartments LP 4.00% 11/15/25	30,000	29,921
Tanger Properties LP 3.75% 12/1/24	35,000	34,502
Ventas Realty LP:
3.50% 2/1/25	14,000	13,414
3.75% 5/1/24	220,000	216,886
4.125% 1/15/26	34,000	33,976
WP Carey, Inc. 4.00% 2/1/25	65,000	62,454

		2,738,331

TOTAL FINANCIALS		28,040,979

HEALTH CARE – 2.9%
Health Care Providers & Services – 1.8%
CHS / Community Health Systems, Inc. 8.00% 11/15/19	240,000	243,000
HCA Holdings, Inc.:
3.75% 3/15/19	80,000	80,800
4.25% 10/15/19	35,000	35,612
4.75% 5/1/23	5,000	4,963
5.375% 2/1/25	300,000	294,750
5.875% 3/15/22	5,000	5,363
6.50% 2/15/20	600,000	663,750
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	600,000	618,750
Tenet Healthcare Corp.:
6.75% 6/15/23	5,000	4,675
8.125% 4/1/22	230,000	229,281

		2,180,944

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,000,000	1,047,853

Pharmaceuticals – 0.3%
AbbVie, Inc. 3.60% 5/14/25	78,000	77,295
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	305,000	263,825

		341,120

TOTAL HEALTH CARE		3,569,917

INDUSTRIALS – 1.3%
Airlines – 0.5%
Air Canada:
6.75% 10/1/19 (a)	125,000	131,563
7.75% 4/15/21 (a)	250,000	258,594
American Airlines Group, Inc. 5.50% 10/1/19 (a)	100,000	100,625
Southwest Airlines Co. 2.75% 11/6/19	100,000	101,337

		592,119

	Principal Amount	Value
Commercial Services & Supplies – 0.3%
APX Group, Inc. 6.375% 12/1/19	$260,000	$248,300
Garda World Security Corp. 7.25% 11/15/21 (a)	150,000	133,500

		381,800

Road & Rail – 0.2%
Hertz Corp. 5.875% 10/15/20	200,000	206,000

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.625% 9/4/18	99,000	98,171
3.75% 2/1/22	51,000	50,335
4.25% 9/15/24	125,000	122,500
4.75% 3/1/20	125,000	131,797

		402,803

TOTAL INDUSTRIALS		1,582,722

INFORMATION TECHNOLOGY – 0.8%
Communications Equipment – 0.5%
Alcatel-Lucent USA, Inc.:
6.45% 3/15/29	270,000	276,750
6.75% 11/15/20 (a)	300,000	317,472

		594,222

Technology Hardware, Storage & Peripherals – 0.3%
Hewlett Packard Enterprise Co.:
3.60% 10/15/20 (a)	104,000	104,825
4.90% 10/15/25 (a)	104,000	102,681
6.35% 10/15/45 (a)	104,000	99,839

		307,345

TOTAL INFORMATION TECHNOLOGY		901,567

MATERIALS – 1.5%
Containers & Packaging – 0.3%
Ardagh Finance Holdings S.A. (Reg. S) pay-in-kind 8.625% 6/15/19	208,625	209,245
Sappi Papier Holding GmbH 6.625% 4/15/21 (a)	200,000	203,500

		412,745

Metals & Mining – 1.2%
Anglo American Capital PLC:
3.625% 5/14/20 (a)	1,000,000	830,000
4.875% 5/14/25 (a)	136,000	101,320
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	199,500
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	197,229
Freeport-McMoRan, Inc. 2.30% 11/14/17	33,000	29,782
JMC Steel Group, Inc. (Reg. S) 8.25% 3/15/18	100,000	67,940

		1,425,771

TOTAL MATERIALS		1,838,516

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – 3.9%
Diversified Telecommunication Services – 3.5%
AT&T, Inc.:
2.45% 6/30/20	$554,000	$544,897
6.30% 1/15/38	316,000	352,972
Embarq Corp. 7.995% 6/1/36	1,000,000	1,050,800
Level 3 Financing, Inc. 7.00% 6/1/20	125,000	132,031
Verizon Communications, Inc.:
2.625% 2/21/20	74,000	74,694
3.45% 3/15/21	450,000	462,634
3.65% 9/14/18	1,100,000	1,159,502
5.012% 8/21/54	250,000	236,952
6.55% 9/15/43	212,000	256,041

		4,270,523

Media – 0.1%
21st Century Fox America, Inc. 6.15% 2/15/41	75,000	86,954

Wireless Telecommunication Services – 0.3%
Digicel Group Ltd. (Reg. S) 7.125% 4/1/22	260,000	209,485
Digicel Ltd. 6.75% 3/1/23 (a)	200,000	176,440

		385,925

TOTAL TELECOMMUNICATION SERVICES		4,743,402

UTILITIES – 2.3%
Electric Utilities – 1.8%
Dynegy, Inc. 7.375% 11/1/22	100,000	96,394
Exelon Corp.:
1.55% 6/9/17	21,000	20,941
3.95% 6/15/25	100,000	101,350
FirstEnergy Corp.:
2.75% 3/15/18	36,000	36,151
4.25% 3/15/23	750,000	760,820
7.375% 11/15/31	500,000	603,462
IPALCO Enterprises, Inc. 3.45% 7/15/20	174,000	171,390
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	224,949	246,881
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	159,000	169,272

		2,206,661

Independent Power and Renewable Electricity Producers – 0.2%
NRG Energy, Inc. 6.25% 5/1/24	125,000	113,125
The AES Corp. 4.875% 5/15/23	125,000	112,656

		225,781

Multi-Utilities – 0.3%
Dominion Resources, Inc. 2.627% 9/30/66 (b)	22,000	17,155

	Principal Amount	Value
NiSource Finance Corp. 5.45% 9/15/20	$250,000	$275,514

		292,669

TOTAL UTILITIES		2,725,111

TOTAL NONCONVERTIBLE BONDS (Cost $62,074,029)		58,841,098

U.S Government Agency – Mortgage Securities – 15.2%

Fannie Mae – 11.5%
Fannie Mae:
2.50% 1/1/28	87,413	89,076
2.50% 12/1/30 (c)	400,000	405,282
3.00% 1/1/43 to 11/1/45	2,342,846	2,358,987
3.50% 1/1/43 to 9/1/45	1,979,167	2,051,703
3.50% 12/1/45 (c)	1,000,000	1,035,797
4.00% 1/1/42 to 7/1/45	2,597,119	2,762,807
4.00% 12/1/45 (c)	100,000	106,093
4.50% 6/1/41 to 2/1/45	1,166,316	1,271,979
4.50% 12/1/45 (c)	1,730,000	1,870,092
5.00% 2/1/38 to 6/1/39	489,985	543,379
5.00% 12/1/45 (c)	950,000	1,047,845
5.50% 6/1/38	365,397	408,992

TOTAL FANNIE MAE		13,952,032

Freddie Mac – 1.9%
Freddie Mac:
3.00% 6/1/45	492,014	493,940
3.50% 4/1/43 to 8/1/45	1,462,578	1,514,737
4.00% 10/1/44	175,166	185,702
5.50% 6/1/41	83,511	93,468

TOTAL FREDDIE MAC		2,287,847

Ginnie Mae – 1.8%
Ginnie Mae:
3.00% 1/20/45 to 6/20/45	687,341	699,498
3.50% 2/20/43 to 7/20/45	918,551	960,921
4.00% 12/15/40 to 6/20/45	271,096	289,286
4.50% 5/20/41 to 2/20/44	245,812	265,568

TOTAL GINNIE MAE		2,215,273

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $18,462,122)		18,455,152

U.S. Treasury Obligations – 11.0%

U.S. Treasury Bonds:
2.875% 8/15/45	3,510,000	3,431,709
3.00% 5/15/45	350,000	350,478
U.S. Treasury Inflation Indexed Bonds 1.375% 2/15/44	2,756,754	2,872,695

Quarterly Report	6

U.S. Treasury Obligations – continued
	Principal Amount	Value
U.S. Treasury Inflation Indexed Notes 0.375% 7/15/25	$692,367	$677,861
U.S. Treasury Notes:
0.875% 11/30/17 to 10/15/18	3,349,000	3,332,334
1.625% 11/30/20	2,744,000	2,740,677

TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,568,988)		13,405,754

Collateralized Mortgage Obligations – 6.6%

PRIVATE SPONSOR – 6.5%
Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.787% 4/10/49 (b)	1,081,000	1,115,416
BBCMS Trust Series 2015-RRI, Class C 2.247% 5/15/32 (a)(b)	500,000	493,283
BBCMS Trust Series 2015-RRI, Class D 3.097% 5/15/32 (a)(b)	500,000	493,281
CD Mortgage Trust Series 2006-CD2, Class A4 5.545% 1/15/46 (b)	49,853	49,791
CD Mortgage Trust Series 2006-CD3, Class A5 5.617% 10/15/48	13,359	13,553
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class DPA 3.197% 12/15/27 (a)(b)	1,000,000	992,237
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	63,431	64,715
CSMC Series 2015-TOWN, Class B 2.097% 3/15/17 (a)(b)	14,000	13,913
CSMC Series 2015-TOWN, Class C 2.447% 3/15/17 (a)(b)	13,000	12,909
CSMC Series 2015-TOWN, Class D 3.397% 3/15/17 (a)(b)	20,000	19,807
CSMC Series 2015-TOWN, Class E 4.347% 3/15/17 (a)(b)	101,000	100,133
GAHR Commericial Mortgage Trust Series 2015-NRF, Class AFL1 1.497% 12/15/16 (a)(b)	1,000,000	998,093
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.495% 12/15/19 (a)(b)	50,000	50,267
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.495% 12/15/19 (a)(b)	38,000	36,827
GCCFC Commercial Mortgage Trust Series 2006-GG7, Class A4 6.021% 7/10/38 (b)	740,393	745,458
GE Commercial Mortgage Corp. Trust Series 2007-C1, Class A4 5.543% 12/10/49	40,000	41,315
GS Mortgage Securities Trust Series 2006-GG8, Class A4 5.56% 11/10/39	84,012	84,322

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-CB16, Class A4 5.552% 5/12/45	$18,769	$19,051
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP7, Class A4 6.105% 4/15/45 (b)	28,620	28,788
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class A4 5.883% 2/12/49 (b)	745,608	774,922
LB Commercial Mortgage Trust Series 2007-C3, Class A4 6.097% 7/15/44 (b)	733,118	768,072
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class A4 5.156% 2/15/31	76,906	76,902
LB-UBS Commercial Mortgage Trust Series 2006-C1, Class AM 5.217% 2/15/31 (b)	44,000	44,077
Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class A5 5.342% 12/15/43	82,000	84,499
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class A4 5.509% 4/15/47	23,000	23,921
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class A4 6.15% 2/15/51 (b)	711,661	738,832

TOTAL PRIVATE SPONSOR		7,884,384

U.S. GOVERNMENT AGENCY – 0.1%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65	157,783	160,323

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,246,140)		8,044,707

Municipal Securities – 4.4%

California Gen. Oblig. 7.60% 11/1/40	660,000	992,033
Chicago Gen. Oblig. (Taxable Proj.) Series 2011 C1, 7.781% 1/1/35	90,000	99,587
Chicago Gen. Oblig. (Taxable Proj.) Series 2014 B, 6.314% 1/1/44	195,000	189,435
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	35,000	35,647
4.95% 6/1/23	1,005,000	1,010,377
5.10% 6/1/33	2,245,000	2,129,382
Illinois Gen. Oblig. Series 2011:
5.665% 3/1/18	10,000	10,511
5.877% 3/1/19	30,000	32,179

7	Quarterly Report

Investments (Unaudited) – continued

Municipal Securities – continued
	Principal Amount	Value
State of California:
7.30% 10/1/39	$500,000	$707,970
7.50% 4/1/34	100,000	141,799

TOTAL MUNICIPAL SECURITIES (Cost $5,499,985)		5,348,920

Foreign Government and Government Agency Obligations – 3.2%

Argentina Bonar Bonds 7.00% 4/17/17	1,000,000	980,139
Banco Nacional de Desenvolvimento Economico e Social (Reg. S):
4.00% 4/14/19	600,000	568,500
5.50% 7/12/20	200,000	195,000
Belarus Republic (Reg. S) 8.95% 1/26/18	250,000	260,675
Brazilian Government International Bond 4.875% 1/22/21	1,000,000	968,000
Dominican Republic International Bond (Reg. S) 5.50% 1/27/25	400,000	392,000
Venezuela Government International Bond (Reg. S) 5.75% 2/26/16	500,000	457,500

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,967,864)		3,821,814

Asset-Backed Securities – 2.2%

AmeriCredit Automobile Receivables Trust Series 2013-3, Class D, 3.00% 7/8/19	485,000	490,239
AmeriCredit Automobile Receivables Trust Series 2013-5, Class D, 2.86% 12/9/19	750,000	757,161
AmeriCredit Automobile Receivables Trust Series 2014-2, Class C, 2.18% 6/8/20	324,000	323,996
Invitation Homes Trust Series 2015-SFR3, Class E, 3.947% 8/17/32 (a)(b)	100,000	98,314

	Principal Amount	Value
Santander Drive Auto Receivables Trust Series 2014-4, Class C, 2.60% 11/16/20	$1,000,000	$1,004,640

TOTAL ASSET-BACKED SECURITIES (Cost $2,677,210)		2,674,350

Money Market Funds – 12.7%
	Shares
Fidelity Cash Central Fund, 0.18% (d) (Cost $15,446,012)	15,446,012	15,446,012

TOTAL INVESTMENT PORTFOLIO – 103.8% (Cost $129,942,350)		126,037,807

NET OTHER ASSETS (LIABILITIES) – (3.8%)		(4,607,675)

NET ASSETS – 100%		$121,430,132

TBA Sale Commitments
	Principal Amount
Fannie Mae
3.00% 12/1/45	$(500,000)	$(502,169)
3.00% 12/1/45	(200,000)	(200,868)

TOTAL TBA SALE COMMITMENTS
(Proceeds $701,047)		$(703,037)

Legend

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,055,470 or 9.1% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,422

Quarterly Report	8

Other Information

The following is a summary of the inputs used, as of November 30, 2015, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$58,841,098	$—	$58,841,098	$—
U.S Government Agency – Mortgage Securities	18,455,152	—	18,455,152	—
U.S. Treasury Obligations	13,405,754	—	13,405,754	—
Collateralized Mortgage Obligations	8,044,707	—	8,044,707	—
Municipal Securities	5,348,920	—	5,348,920	—
Foreign Government and Government Agency Obligations	3,821,814	—	3,821,814	—
Asset-Backed Securities	2,674,350	—	2,674,350	—
Money Market Funds	15,446,012	15,446,012	—	—

Total Investments in Securities:	$126,037,807	$15,446,012	$110,591,795	$—

Other Financial Instruments:
TBA Sale Commitments	$(703,037)	$—	$(703,037)	$—

Income Tax Information

At November 30, 2015, the cost of investment securities for income tax purposes was $129,950,005. Net unrealized depreciation aggregated $3,912,198, of which $327,564 related to appreciated investment securities and $4,239,762 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities, U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 28, 2016

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 28, 2016